RELATED PARTIES' TRANSACTIONS AND BALANCES (Schedule of Transactions and Balances with Related Parties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020 [1]	Dec. 31, 2019	Dec. 31, 2018
Transactions:
Income - Sales to related-party company	$ 173	$ 596	$ 1,251
Cost and expenses - Supplies from related party	362	552	$ 59
Balances:
Trade receivables and other receivables	740	706
Trade payables and other payables	$ 122	$ 154

[1]	includes mainly transactions with affiliated companies.